MANAGER AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISOR
  U.S. BANK NATIONAL ASSOCIATION
  111 S.W. Fifth Avenue
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  Vernon R. Alden
  Warren C. Coloney
  David B. Frohnmayer
  James A. Gardner
  Diana P. Herrmann
  Raymond H. Lung
  John W. Mitchell
  Richard C. Ross

OFFICERS
  Diana P. Herrmann, President
  Kerry A. Lemert, Vice President
  Christine L. Neimeth, Vice President
  Rose F. Marotta, Chief Financial Officer
  Richard F. West, Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  400 Bellevue Parkway
  Wilmington, Delaware 19809

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

INDEPENDENT AUDITORS
  KPMG LLP
  345 Park Avenue
  New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT
MARCH 31, 1999

TAX-FREE TRUST OF
OREGON

A TAX-FREE INCOME INVESTMENT

(Logo of the Tax-Free Trust of Oregon: Square box with 2 fir trees in front of a mountain and the sun)

ONE OF THE
AQUILAsm GROUP OF FUNDS

(Logo of the Aquila Group of Funds: An eagle's head)

(Logo of the Tax-Free Trust of Oregon: Square box with 2 fir trees in front of a mountain and the sun)

SERVING OREGON INVESTORS FOR OVER A DECADE

TAX-FREE TRUST OF OREGON
SEMI-ANNUAL REPORT

"THE BEST THINGS IN LIFE CAN BE TAX-FREE"


April 12, 1999

Dear Fellow Shareholder:

            When you compare TAX-FREE municipal bonds with similar maturity high quality taxable U.S. Treasuries, we think it is fair to say,

            "THE BEST THINGS IN LIFE CAN BE TAX-FREE."

            You  actually get to keep more of your return - in dollars and cents
- with the TAX-FREE investment, when you take into consideration the effect of taxes you pay with a TAXABLE bond.

            SEEING IS BELIEVING

            Let us show you the mathematics of how this works out. Let's suppose you purchase a $1,000 15-year U.S. Treasury bond yielding 5% and a $1,000 tax-free municipal bond with a maturity of 15 years yielding 4.4%.
Your investments would look as follows:

                                         U.S. TREASURY*               TAX-FREE*
           Interest Income                  $50.00                     $44.00
           Federal Tax Bracket               28%                        28%
           Federal Tax Paid                 $14.00                     $-0-
           Net Income Retained              $36.00                     $44.00

            Even though on the surface the U.S. Treasury appears to be yielding higher than the TAX-FREE municipal, once the effect of Federal taxes is taken into consideration, the TAX-FREE investment allows you to keep more money in your pocket. State taxes are not applicable to either investment.

            Obviously, investors in income tax brackets higher than 28% will obtain an even greater advantage.

            Only you can make the decision as to the right asset allocation for your investment money. However, given the fact that there is an increased supply of high quality municipal bonds available and a favorable ratio of taxable vs. tax-free bonds, we believe it is fair to say that,

            "THE BEST THINGS IN LIFE CAN BE TAX-FREE."

            THE TAX-FREE BONDS IN THE TRUST'S PORTFOLIO

            The portfolio of Tax-Free Trust of Oregon contains only high quality tax-free municipal bonds. Additionally, the maturity of the overall portfolio of the Trust has an INTERMEDIATE character. Each of these factors with the tax-free bonds in the Trust's portfolio lends itself to the kind of investment with the Trust that allows you to "SLEEP WELL AT NIGHT."

            THE OTHER BENEFITS OF YOUR INVESTMENT

            There are other benefits inherent in your investment in Tax-Free Trust of Oregon. In these benefits, you can take pride and say,

            "THE BEST THINGS IN LIFE CAN TRULY BE TAX-FREE."

            The tax-free bonds in the Trust help finance a variety of public purpose projects throughout the State. These are the kind of projects that benefit you and your neighbors.

            For example, do you:

* use Max Light Rail service in Portland to go shopping or to basketball games?

*    have a child or grandchild attending Reed College?

*    fly out of Portland International Airport for business or vacation?

*    attend conferences and exhibits at the Oregon Convention Center?

            If so, that's your money in the Trust at work with these projects. The money that you and other shareholders have invested in the Trust has helped build each of these projects and many more projects throughout the State.

            Just remember how proud and excited you were the day you sat behind the wheel of your first car or walked into your first home. It was your hard-earned dollars that paid for these comforts.

            Well, in another sense, you can be equally proud and excited about the projects you have helped finance in your community and throughout the State of Oregon. It is your hard-earned dollars that have helped build the Oregon Convention Center, the airport, and all the various other projects throughout the State that the Trust has helped finance. It was truly with your investment and that of other shareholders that Tax-Free Trust of Oregon helped build the benefits that you can see and touch.

            In a very real sense, these projects belong to you and came to fruition through your hard work. Thus, not only do you get income advantages through your investment in Tax-Free Trust of Oregon, but, also, you can literally take pride in saying that through the benefits of these projects,

            "THE BEST THINGS IN LIFE CAN BE TAX-FREE."

            YOUR CONFIDENCE APPRECIATED

            You can be assured that all those associated with the management of your investment in Tax-Free Trust of Oregon are consistently working in your best interest. We very much value you as a shareholder and appreciate the confidence you have shown in the Trust.

Sincerely,

Diana P. Herrmann
President

Lacy B. Herrmann
Chairman, Board of Trustees

  * The investment examples given, while realistic, are for illustrative purposes only, and are strictly hypothetical in nature. They do not represent the performance of any particular investment. For simplicity, a stable net asset value has been assumed over the life of each investment and the effect of dividend reinvestment was not taken into account. Of course, the actual rate of return and share price of a municipal bond fund, such as Tax-Free Trust of Oregon, will fluctuate with general interest rate changes. Thus, redemption price may be more or less than original purchase price.

TAX-FREE TRUST OF OREGON
STATEMENT OF INVESTMENTS
MARCH 31, 1999 (unaudited)



                                                                                RATING
   FACE                                                                        MOODY'S/
  AMOUNT            STATE OF OREGON GENERAL OBLIGATION BONDS - 51.1%             S&P                      VALUE
   960,000              6.050%, 04/01/2004                                      Aa3/AA-                 1,016,400
 1,020,000              6.150%, 04/01/2005                                      Aa3/AA-                 1,079,925
 1,080,000              6.250%, 04/01/2006                                      Aa3/AA-                 1,146,150
                    Clackamas County School District #115 (AMBAC
                      Indemnity Corporation Insured)
   600,000              5.600%, 06/01/2006                                      Aaa/AAA                   657,750
   615,000              5.700%, 06/01/2007                                      Aaa/AAA                   676,500
 1,000,000              6.150%, 06/01/2014                                      Aaa/AAA                 1,121,250
                    Clackamas County School District #12 (Financial
                    Guaranty Insurance Corporation)
 2,000,000              5.250%, 06/01/2015                                      Aaa/AAA                 2,072,500
 9,000,000              4.800%, 06/01/2018                                      Aaa/AAA                 8,831,250
                    Clackamas and Washington County School
                      District #3J
 2,000,000              5.850%, 08/01/2006                                       A1/AAA                 2,132,500
 1,150,000              5.875%, 10/01/2009                                       A1/A+                  1,221,875
                    Clackamas, Multnomah and Washington County
                      School District #7J
 1,000,000              7.100%, 06/15/2009                                      Aaa/NR                  1,043,750
   250,000              7.100%, 06/15/2010                                      Aaa/NR                    260,937
 1,500,000              5.700%, 06/15/2010                                      Aa2/NR                  1,593,750
                    Columbia Gorge Community College District
                      (Financial Security Assurance Insured)
 1,200,000              5.400%, 06/01/2013                                      Aaa/AAA                 1,275,000
                    Deschutes and Jefferson County School District #2J
                      (MBIA Corporation Insured)
 3,700,000              5.600%, 06/01/2009                                      Aaa/AAA                 3,875,750
                    Hood River County School District (AMBAC
                      Indemnity Corporation Insured)
 2,000,000              5.650%, 06/01/2008                                      Aaa/AAA                 2,130,000
                    Jackson County School District #5, Ashland
                      (Financial Security Assurance Insured)
 1,400,000              5.100%, 06/01/2005                                      Aaa/AAA                 1,485,750

                    Jackson County School District #549C, (Financial
                      Security Assurance Insured)
 1,000,000              5.300%, 06/01/2008                                      Aaa/AAA                 1,057,500
                    Jefferson County School District #509J (Financial
                      Security Assurance Insured)
 1,750,000              5.500%, 06/15/2013                                      Aaa/AAA                 1,841,875
                    Josephine County School District #7 (Grants Pass)
                      (Financial Guaranty Insurance Corporation)
 2,700,000              5.700%, 06/01/2013                                      Aaa/AAA                 2,899,125
                    Lane County School District #4J
 2,000,000              5.375%, 07/01/2009                                      Aa3/NR                  2,080,000
 1,000,000              5.375%, 07/01/2013                                      Aa3/NR                  1,028,750
                    Lane County School District #52J (Financial
                      Guaranty Insurance Corporation Insured)
   750,000              6.400%, 12/01/2009                                      Aaa/AAA                   850,313
                    Lincoln County Oregon School District (Financial
                      Guaranty Insurance Corporation)
 1,245,000              5.250%, 06/15/2012                                      Aaa/AAA                 1,305,694
                    Lincoln County (MBIA Corporation Insured)
 1,000,000              5.375%, 02/01/2010                                      Aaa/AAA                 1,032,500
                    Malheur County Jail Bonds (MBIA Corporation
                      Insured)
 1,345,000              6.300%, 12/01/2012                                      Aaa/AAA                 1,494,631
                    Marion and Clackamas County Union High School
                      District #7J (Financial Security Assurance
                      Insured)
 1,000,000              7.000%, 06/01/2010                                      Aaa/AAA                 1,150,000
 1,340,000              6.000%, 06/01/2013                                      Aaa/AAA                 1,482,375
                    Metropolitan Oregon Open Space Program
 2,340,000              5.250%, 09/01/2013                                      Aa2/AA+                 2,416,050
                    Metropolitan Service District Refunding (Oregon
                      Convention Center)
 4,320,000              6.250%, 01/01/2013                                      Aa2/AA+                 4,490,812
                    Multnomah County
 1,245,000              5.100%, 10/01/2007                                      Aa1/NR                  1,316,587
 1,000,000              5.200%, 10/01/2008                                      Aa1/NR                  1,062,500

                    Multnomah County Drainage District #1 Assessment
                      Bond (MBIA Corporation Insured)
 1,000,000              5.250%, 07/01/2017                                      Aaa/AAA                 1,022,500
                    Multnomah County School District #4
 1,330,000              5.900%, 01/01/2005                                       A1/A+                  1,404,812
                    Multnomah County School District #40
 5,100,000              5.625%, 06/01/2012                                       NR/AA-                 5,406,000
                    Northern Oregon Correctional (AMBAC Indemnity
                      Corporation Insured)
 2,000,000              5.400%, 09/15/2016                                      Aaa/AAA                 2,080,000
                    Oak Lodge Water District (AMBAC Indemnity
                      Corporation Insured)
   215,000              7.300%, 12/01/2005                                      Aaa/AAA                   250,206
   215,000              7.300%, 12/01/2006                                      Aaa/AAA                   250,206
   215,000              7.400%, 12/01/2007                                      Aaa/AAA                   249,669
                    Puerto Rico Commonwealth Infrastructure (MBIA
                      Corporation Insured)
 1,500,000              4.875% , 07/01/2023                                     Aaa/AAA                 1,485,000
                    State of Oregon Alternate Energy Project Series A
 1,000,000              6.400%, 01/01/2008                                      Aa2/AA                  1,002,800
                    State of Oregon Board of Higher Education
   900,000              6.200%, 10/15/2007                                      Aa2/AA                    961,875
 3,195,000              6.400%, 10/01/2011                                      Aa2/AA                  3,374,719
 2,000,000              6.250%, 10/15/2012                                      Aa2/AA                  2,140,000
 2,150,000              6.500%, 10/01/2017                                      Aa2/AA                  2,279,000
 2,890,000              6.000%, 10/15/2018                                      Aa2/AA                  3,067,012
 3,000,000              4.875%, 08/01/2019                                      Aa2/AA                  2,943,750
 8,000,000              5.000%, 08/01/2022                                      Aa2/AA                  8,010,000
 1,500,000              5.000%, 08/01/2022                                      Aa2/AA                  1,501,875
 1,655,000              5.600%, 08/01/2023                                      Aa2/AA                  1,743,956
 1,500,000              5.600%, 08/01/2023                                      Aa2/AA                  1,580,625
 6,300,000              6.000%, 08/01/2026                                      Aa2/AA                  7,126,875
                    State of Oregon Elderly & Disabled Housing
   725,000              6.250%, 08/01/2013                                      Aa2/AA                    785,719
                    State of Oregon Veterans' Welfare
   505,000              9.000%, 04/01/2008                                      Aa2/AA                    593,375
   700,000              9.200%, 10/01/2008                                      Aa2/AA                    960,750
 1,200,000              5.200%, 10/01/2018                                      Aa2/AA                  1,215,000

                    Polk County School District #2 (Financial Security
                      Assurance Insured)
 1,000,000              5.400%, 06/01/2012                                      Aaa/AAA                 1,036,250
                    Polk, Marion, and Benton County School
                      District #13J (Financial Guaranty Insurance
                      Corporation Insured)
 1,000,000              5.500%, 12/01/2008                                      Aaa/AAA                 1,071,250
                    City of Portland
 1,000,000              4.500%, 11/01/2004                                      Aaa/NR                  1,015,000
 1,480,000              5.100%, 10/01/2009                                      Aaa/NR                  1,529,950
 2,790,000              5.750%, 06/01/2013                                      Aaa/NR                  2,992,275
 2,000,000              5.600%, 06/01/2015                                      Aa2/NR                  2,110,000
 1,645,000              5.250%, 06/01/2015                                      Aa2/NR                  1,684,069
                    Portland Community College District
 3,500,000              6.000%, 07/01/2012                                      Aa3/AA                  3,736,250
                    Port of Portland
 1,000,000              4.500%, 03/01/2006                                      Aa2/AA+                 1,021,250
                    City of Salem
 1,000,000              5.875%, 01/01/2007                                       A1/AA-                 1,041,250
                    Salem-Keizer Oregon School District #24, (Financial
                      Security Assurance Insured)
 2,000,000              4.875%, 06/01/2014                                      Aaa/AAA                 2,017,500
                    Tri-County Metropolitan Transportation District
 6,100,000              6.000%, 07/01/2012                                      Aa2/AA+                 6,496,500
                    Tualatin Hills Park and Recreation District (MBIA
                      Corporation Insured)
 2,970,000              5.750%, 03/01/2012                                      Aaa/AAA                 3,237,300
 2,000,000              5.750%, 03/01/2015                                      Aaa/AAA                 2,180,000
                    Umatilla County Oregon (Financial Guaranty
                      Insurance Corporation Insured)
 2,000,000              5.600%, 10/01/2015                                      Aaa/AAA                 2,140,000
                    Umatilla County School District #8R (AMBAC
                      Indemnity Corporation Insured)
   700,000              6.100%, 12/01/2012                                      Aaa/AAA                   777,875
                    Umatilla County School District #6R (AMBAC
                      Indemnity Corporation Insured)
   325,000              5.050%, 06/15/2022                                      Aaa/AAA                   344,906
 2,675,000              5.050%, 06/15/2022                                      Aaa/AAA                 2,671,656

                    Washington County
 2,500,000              6.200%, 12/01/2007                                      Aa1/AA                  2,640,625
 1,625,000              5.000%, 12/01/2011                                      Aa1/AA                  1,679,844
 3,110,000              6.000%, 12/01/2013                                      Aa1/AA                  3,432,662
                    Washington County School District #88J (Financial
                      Security Assurance Insured)
 2,315,000              6.100%, 06/01/2012                                      Aaa/AAA                 2,581,225
   585,000              6.100%, 06/01/2012                                      Aaa/AAA                   639,844
                    Washington and Clackamas County School
                      District #23J
 1,000,000              5.650%, 06/01/2015                                       A1/NR                  1,068,750
   720,000              6.625%, 01/01/2008                                       NR/NR*                   737,755
 2,000,000              5.400%, 01/01/2010                                       A1/NR                  2,097,500
                    Washington & Multnomah County School
                      District #48J
 1,175,000              5.500%, 06/01/2006                                      Aa2/AA-                 1,254,312
 1,130,000              5.600%, 06/01/2007                                      Aa2/AA-                 1,211,925
 1,000,000              6.150%, 06/01/2008                                      Aa2/AA-                 1,030,000
 1,415,000              5.700%, 06/01/2008                                      Aa2/AA-                 1,508,744
   525,000              6.300%, 09/01/2009                                      Aaa/AAA                   558,469
 1,440,000              6.000%, 06/01/2011                                      Aa2/AA-                 1,549,800
 2,010,000              6.500%, 09/01/2011                                      Aaa/AAA                 2,145,675
                    Washington & Yamhill County School District #58J
                      (AMBAC Indemnity Corporation Insured)
    70,000              6.600%, 11/01/2004                                      Aaa/AAA                    70,137
    80,000              6.600%, 11/01/2005                                      Aaa/AAA                    80,151
    90,000              6.600%, 11/01/2006                                      Aaa/AAA                    90,162
                    Yamhill County School District #29J (Financial
                      Security Assurance Insured)
 2,000,000              5.350%, 06/01/2006                                      Aaa/AAA                 2,117,500
   500,000              6.100%, 06/01/2011                                      Aaa/AAA                   554,375
                        Total State of Oregon General Obligation Bonds                                173,683,947


                    STATE OF OREGON REVENUE BONDS - 47.0% AIRPORT REVENUE BONDS-
                    2.6% Port of Portland Airport (Financial Guaranty
                      Insurance Corporation Insured)
   500,000              5.500%, 07/01/2006                                      Aaa/AAA                   524,375
                    Port of Portland Airport (MBIA Corporation Insured)
   205,000              6.400%, 07/01/2003                                       NR/AAA                   219,606
   395,000              6.400%, 07/01/2003                                      Aaa/AAA                   423,637
 1,210,000              6.750%, 07/01/2009                                       NR/AAA                 1,303,775
 2,320,000              6.750%, 07/01/2009                                      Aaa/AAA                 2,470,800
 1,595,000              6.750%, 07/01/2015                                      Aaa/AAA                 1,702,662
   830,000              6.750%, 07/01/2015                                       NR/AAA                   894,325
 1,295,000              5.000%, 07/01/2028                                      Aaa/AAA                 1,270,719
                        Total Airport Revenue Bonds                                                     8,809,899

                    CERTIFICATE  OF  PARTICIPATION  REVENUE BONDS - 11.1% Marion
                    County Certificate of Participation (MBIA
                      Corporation Insured)
 1,000,000              5.000%, 06/01/2023                                      Aaa/AAA                   985,000
                    Multnomah County Certificate of Participation
 1,000,000              5.200%, 07/01/2005                                      Aa3/NR                  1,048,750
 3,100,000              6.000%, 08/01/2012                                       Aa/A                   3,344,125
                    State of Oregon Certificate of Participation (AMBAC
                      Indemnity Corporation Insured)
 2,100,000              7.500%, 09/01/2015                                      Aaa/AAA                 2,257,500
                    Oregon State Department Of Administration
                      Services (AMBAC Indemnity Corporation Insured)
   950,000              5.000%, 11/01/2019                                      Aaa/AAA                   944,062
 1,500,000              5.800%, 05/01/2024                                      Aaa/AAA                 1,676,250
 2,500,000              5.000%, 05/01/2024                                      Aaa/AAA                 2,478,125
                    Oregon State Department Of Administration
                      Services (MBIA Corporation Insured)
 1,000,000              5.750%, 05/01/2017                                      Aaa/AAA                 1,076,250
 5,805,000              5.500%, 11/01/2020                                      Aaa/AAA                 6,044,456
 1,450,000              5.375%, 11/01/2016                                      Aaa/AAA                 1,498,938

                    State of Oregon Certificate of Participation (MBIA
                      Corporation Insured)
 2,150,000              7.050%, 01/15/2006                                      Aaa/AAA                 2,255,522
 1,250,000              5.700%, 01/15/2010                                      Aaa/AAA                 1,304,688
 2,750,000              6.200%, 11/01/2012                                      Aaa/AAA                 3,000,938
 1,150,000              7.200%, 01/15/2015                                      Aaa/AAA                 1,207,753
 1,000,000              5.500%, 01/15/2015                                      Aaa/AAA                 1,041,250
   550,000              5.500%, 01/15/2015                                      Aaa/AAA                   572,688
   500,000              5.800%, 03/01/2015                                      Aaa/AAA                   526,875
   600,000              7.200%, 03/01/2015                                      Aaa/AAA                   627,270
 1,000,000              5.800%, 03/01/2015                                      Aaa/AAA                 1,053,750
 2,000,000              6.250%, 11/01/2019                                      Aaa/AAA                 2,187,500
                    Southwestern Oregon Community College District
                      (AMBAC Indemnity Corporation Insured)
 1,000,000              5.600%, 06/01/2016                                      Aaa/AAA                 1,053,750
                    Washington County Educational Services,
                      Certificates of Participation
   645,000              5.625%, 06/01/2016                                       A1/NR                    666,769
                    Washington County Educational Services,
                      Certificates of Participation, (MBIA Corporation
                      Insured)
   830,000              5.750%, 06/01/2025                                      Aaa/AAA                   876,688
                        Total Certificate of Participation Revenue Bonds                               37,728,897

                    HOSPITAL REVENUE BONDS - 4.9%
                    Clackamas Hospital Facilities Authority (Adventist
                      Health System/West) (MBIA Corporation Insured)
 2,000,000              6.350%, 03/01/2009                                      Aaa/AAA                 2,142,500
                    Clackamas Hospital Facilites Authority (Kaiser
                      Permanente)
 2,400,000              6.500%, 04/01/2011                                       A3/A                   2,544,000
                    Clackamas Hospital Facilites Authority (Sisters of
                      Providence Hospital)
   500,000              6.375%, 10/01/2004                                       A1/AA-                   543,750

                    Douglas County Hospital Facilities Authority
                      (Catholic Health) (MBIA Corporation Insured)
   535,000              5.600%, 11/15/2005                                      Aaa/AAA                   581,813
                    Medford Hosptial Authority (Asante Health Systems)
                      (MBIA Corporation Insured)
 1,000,000              5.000%, 08/15/2018                                      Aaa/AAA                   985,000
   500,000              5.000%, 08/15/2024                                      Aaa/AAA                   490,625
 3,000,000              5.125%, 08/15/2028                                      Aaa/AAA                 3,003,750
                    Salem Oregon Hospital Facilites Authority
 1,500,000              5.000%, 08/15/2018                                       NR/AA-                 1,468,125
                    Western Lane County Hospital Facilities Authority
                      (Sisters of St. Joseph Hospital) (MBIA Corporation
                      Insured)
 1,000,000              5.625%, 08/01/2007                                      Aaa/AAA                 1,078,750
 3,765,000              5.750%, 08/01/2019                                      Aaa/AAA                 4,033,256
                        Total Hospital Revenue Bonds                                                   16,871,569

                    HOUSING,  EDUCATIONAL,  AND  CULTURAL  REVENUE  BONDS - 9.0%
                    Clackamas Community College District Revenue
                      (MBIA Corporation Insured)
 1,865,000              5.700%, 06/01/2016                                      Aaa/AAA                 2,051,500
                    Portland Oregon Housing Authority
 4,140,000              5.100%, 01/01/2027                                       NR/A                   4,108,950
                    State of Oregon Housing Finance Agency,
 1,000,000              6.800%, 07/01/2013                                       A1/A+                  1,055,000
                    State of Oregon Housing and Community Services,
 1,670,000              5.200%, 07/01/2009                                      Aa2/NR                  1,722,188
   705,000              5.900%, 07/01/2012                                      Aa2/NR                    742,894
   455,000              6.750%, 07/01/2012                                      Aa2/NR                    482,869
   500,000              6.700%, 07/01/2013                                      Aa2/NR                    522,500
   445,000              6.350%, 07/01/2014                                      Aa2/NR                    470,588
    35,000              6.750%, 07/01/2016                                      Aa2/NR                     35,000
   815,000              6.800%, 07/01/2016                                      Aa2/NR                    862,881
 3,500,000              6.875%, 07/01/2028                                      Aa2/NR                  3,701,250

                    State of Oregon Housing and Community Services,
                      (MBIA Corporation Insured)
 1,500,000              5.450%, 07/01/2024                                      Aaa/AAA                 1,535,625
                    State of Oregon Housing, Educational and Cultural
                      Facilities Authority (George Fox University)
                      (LOC: Bank of America)
 1,000,000              5.700%, 03/01/2017                                       NR/AA-                 1,051,250
                    State of Oregon Housing, Educational and Cultural
                      Facilities Authority (Lewis & Clark College) (MBIA
                      Corporation Insured)
 1,130,000              7.125%, 07/01/2020                                      Aaa/AAA                 1,203,450
                    State of Oregon Housing, Educational and Cultural
                      Facilities Authority (Reed College),
 2,145,000              6.750%, 07/01/2021                                       NR/A+                  2,327,325
                    Oregon Health Sciences University Revenue (MBIA
                      Corporation Insured)
 4,500,000              5.250%, 07/15/2015                                      Aaa/AAA                 4,657,500
                    City of Salem Educational Facilities (Willamette
                      University),
 1,000,000              6.000%, 04/01/2010                                       A2/NR                  1,068,750
 1,740,000              6.750%, 04/01/2011                                       NR/NR*                 1,846,575
                    Yamhill County Educational Services (AMBAC
                      Indemnity Corporation Insurance)
 1,000,000              5.150%, 07/01/2019                                       NR/AAA                 1,010,000
                        Total Housing, Educational, and Cultural
                        Revenue Bonds                                                                  30,456,095

                    TRANSPORTATION REVENUE BONDS - 3.4%
                    Port of Morrow,
 2,600,000              6.375%, 04/01/2008                                      Aaa/NR                  2,795,000
                    State of Oregon Department of Transportation (Light
                      Rail) (MBIA Corporation Insured),
 2,000,000              6.000%, 06/01/2005                                      Aaa/AAA                 2,212,500
 1,500,000              6.100%, 06/01/2007                                      Aaa/AAA                 1,651,875

                    Port St. Helens, Oregon Polution
    80,000              7.750%, 02/01/2006                                       A3/NR                     88,400
 1,000,000              4.800%, 04/01/2010                                       NR/A-                  1,012,500
                    Tri-County Metropolitan Transportation District
 3,680,000              5.700%, 08/01/2013                                       A1/AA+                 3,841,000
                        Total Transportation Revenue Bonds                                             11,601,275

                    URBAN RENEWAL REVENUE BONDS - .1%
                    City of Portland Urban Renewal,
   300,000              9.000%, 12/01/2002                                        A/NR                    304,059
                        Total Urban Renewal Revenue Bonds                                                 304,059

                    UTILITY REVENUE BONDS - 4.9%
                    Emerald Peoples Utility District (AMBAC Indemnity
                      Corporation Insured),
   700,000              6.700%, 11/01/2005                                      Aaa/AAA                   742,000
                    Emerald Peoples Utility District Electic Systems
                      (Financial Security Assurance Insured)
 1,000,000              6.750%, 11/01/2016                                      Aaa/AAA                 1,077,500
                    City of Eugene Electric Utility (Financial Security
                      Assurance Insured)
   640,000              4.850%, 08/01/2013                                      Aaa/AAA                   637,600
 1,700,000              5.000%, 08/01/2018                                      Aaa/AAA                 1,689,375
 1,340,000              5.050%, 08/01/2022                                      Aaa/AAA                 1,341,675
 1,200,000              5.000%, 08/01/2023                                      Aaa/AAA                 1,176,000
                    City of Eugene Electric Utility
   610,000              6.650%, 08/01/2009                                       A1/AA                    651,175
   660,000              6.650%, 08/01/2010                                       A1/AA                    704,550
 1,000,000              6.000%, 08/01/2011                                       A1/AA                  1,046,250
   700,000              6.700%, 08/01/2011                                       A1/AA                    748,125
   500,000              5.000%, 08/01/2017                                       A1/AA                    496,875
 1,400,000              5.800%, 08/01/2019                                       A1/AA                  1,536,500
                    City of Eugene Trojan Nuclear Project
 3,865,000              5.900%, 09/01/2009                                      Aa1/AA-                 3,874,663
                    Northern Wasco County Public Utility Development
                      (AMBAC Indemnity Corporation Insured),
 1,000,000              5.625%, 12/01/2022                                      Aaa/AAA                 1,055,000
                        Total Utility Revenue Bonds                                                    16,777,288

                    WATER AND SEWER  REVENUE  BONDS - 10.0% City of Canby  Sewer
                    (Financial Security Assurance
                      Insured),
   500,000              6.250%, 12/01/2017                                      Aaa/AAA                   542,500
                    City of Klamath Falls Water (Financial Security
                      Assurance Insured),
 1,100,000              6.100%, 06/01/2014                                      Aaa/AAA                 1,208,625
                    City of Oregon City Sewer,
   750,000              6.875%, 10/01/2019                                       NR/NR*                   873,750
                    City of Portland Sewer
 1,500,000              6.050%, 06/01/2009                                       A1/A+                  1,659,375
                    City of Portland Sewer, (MBIA Corporation Insured)
 2,500,000              5.250%, 06/01/2016                                      Aaa/AAA                 2,559,375
 2,000,000              4.500%, 06/02/2015                                      Aaa/AAA                 1,925,000
                    City of Portland Sewer (Financial Guaranty
                      Insurance Corporation Insured),
 2,725,000              6.000%, 10/01/2008                                      Aaa/AAA                 2,977,063
   500,000              6.000%, 10/01/2012                                      Aaa/AAA                   545,000
 1,000,000              5.000%, 06/01/2014                                      Aaa/AAA                 1,013,750
 4,435,000              5.000%, 06/01/2015                                      Aaa/AAA                 4,468,263
 2,855,000              6.250%, 06/01/2015                                      Aaa/AAA                 3,190,463
                    Portland Water System Revenue
 3,000,000              5.500%, 08/01/2014                                      Aa1/NR                  3,131,250
 1,440,000              5.500%, 08/01/2015                                      Aa1/NR                  1,497,600
                    Washington County Unified Sewer Agency (AMBAC
                      Indemnity Corporation Insured),
 1,040,000              6.800%, 11/01/2004                                      Aaa/AAA                 1,061,819
 2,120,000              5.900%, 10/01/2006                                      Aaa/AAA                 2,329,350
   800,000              5.900%, 10/01/2006                                      Aaa/AAA                   879,000
   315,000              5.900%, 10/01/2006                                      Aaa/AAA                   342,169
 2,500,000              6.125%, 10/01/2012                                      Aaa/AAA                 2,775,000
   750,000              6.125%, 10/01/2012                                      Aaa/AAA                   832,500
                        Total Water and Sewer Revenue Bonds                                            33,811,852

                    OTHER REVENUE BONDS - 1.0%
                    Baker County Pollution Control (Ash Grove Cement
                      West Project) (Small Business Administration
                      Insured),
   355,000              6.200%, 07/01/2004                                      Aaa/NR                    357,197
   380,000              6.300%, 07/01/2005                                      Aaa/NR                    382,440
                    Oregon Economic Development Commission
                      (Consolidated Freightways)
 1,500,000              7.000%, 04/01/2004                                       A1/BBB                 1,502,430
                    Multnomah County School District #1J , Special
                      Obligations
 1,000,000              5.000%, 03/01/2007                                      Aa3/A+                  1,028,750
                        Total Other Revenue Bonds                                                       3,270,817
                        Total State of Oregon Revenue Bonds                                           159,631,751

                    PUERTO RICO - 0.6%
                    Puerto Rico Commonwealth Infrastructure, (AMBAC
                      Indemnity Corp. Insured)
 2,100,000              5.000% , 07/01/2028                                     Aaa/AAA                 2,097,375
                        Total Puerto Rico                                                               2,097,375

                      Total Municipal Bonds (cost $ 317,918,413**)               98.7%                335,413,073
                      Other assets in excess of liabilities                       1.3                   4,407,407
                     Net Assets                                                 100.0%               $339,820,480

                     (*) Any  security  not  rated  has been  determined  by the
                         Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                   (**)  Cost for Federal tax purposes is identical.


TAX-FREE TRUST OF OREGON
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)

ASSETS
    Investments at value (cost $317,918,413)                                                         $335,413,073
    Interest receivable                                                                                 5,347,595
    Receivable for Trust shares sold                                                                      442,082
    Other assets                                                                                            6,946
      Total assets                                                                                    341,209,696

LIABILITIES
    Payable for Trust shares redeemed                                                                     539,225
    Dividends payable                                                                                     341,144
    Cash overdraft                                                                                        178,104
    Distribution fees payable                                                                             124,994
    Management fees payable                                                                               115,112
    Accrued expenses                                                                                       90,637
      Total liabilities                                                                                 1,389,216

NET ASSETS                                                                                           $339,820,480

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share                    316,716
    Additional paid-in capital                                                                        321,339,349
    Net unrealized appreciation on investments                                                         17,494,660
    Accumulated net realized gain on investments                                                          414,866
    Undistributed net investment income                                                                   254,889
                                                                                                     $339,820,480

CLASS A
    Net Assets                                                                                       $325,801,634
    Capital shares outstanding                                                                         30,364,312
    Net asset value and redemption price per share                                                   $      10.73
    Offering price per share (100/96 of $10.73 adjusted to nearest cent)                             $      11.18

CLASS C
    Net Assets                                                                                       $  2,389,369
    Capital shares outstanding                                                                            222,840
    Net asset value and offering price per share                                                     $      10.72
    Redemption  price per share (* a charge of 1% is imposed  on the  redemption proceeds of the shares, or on the original price, whichever is lower,
      if redeemed during the first 12 months after purchase)                                         $      10.72*

CLASS Y
    Net Assets                                                                                       $ 11,629,477
    Capital shares outstanding                                                                          1,084,427
    Net asset value, offering and redemption price per share                                         $      10.72

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

INVESTMENT INCOME
        Interest income                                                                                $  9,030,003

EXPENSES:
        Management fees (note 3)                                                         $  672,954
        Distribution and service fees (note 3)                                              250,614
        Transfer and shareholder servicing agent fees                                       105,000
        Trustees' fees and expenses                                                          44,000
        Shareholders' reports and proxy statements                                           32,000
        Legal fees                                                                           30,000
        Custodian fees                                                                       12,000
        Audit and accounting fees                                                            11,000
        Registration fees and dues                                                           11,000
        Insurance                                                                             6,000
        Miscellaneous                                                                        22,419
                                                                                          1,196,987

        Expenses paid indirectly (note 7)                                                   (40,000)
              Net expenses                                                                                1,156,987
              Net investment income                                                                       7,873,016

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain from securities transactions                                    1,041,242
        Change in unrealized appreciation on investments                                 (4,385,000)

        Net realized and unrealized gain (loss) on investments                                           (3,343,758)
        Net increase in net assets resulting from operations                                           $  4,529,258

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                                SIX
                                                                           MONTHS ENDED            YEAR ENDED
                                                                          MARCH 31, 1999         SEPT. 30, 1998
OPERATIONS:
    Net investment income                                                  $   7,873,016          $  15,855,970
    Net realized gain from securities transactions                             1,041,242                898,940
    Change in unrealized appreciation on investments                          (4,385,000)             5,060,852
      Change in net assets resulting from operations                           4,529,258             21,815,762

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                                     (7,695,318)           (15,702,552)
    Net realized gain on investments                                            (603,490)              (222,521)

    Class C Shares:
    Net investment income                                                        (29,189)               (40,552)
    Net realized gain on investments                                              (2,451)                  (571)

    Class Y Shares:
    Net investment income                                                       (268,285)              (409,309)
    Net realized gain on investments                                             (20,435)                (4,740)
      Change in net assets from distributions                                 (8,619,168)           (16,380,245)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold                                                 19,969,005             34,355,105
    Reinvested dividends and distributions                                     5,242,367              9,925,195
    Cost of shares redeemed                                                  (15,601,249)           (32,251,564)
      Change in net assets from capital share transactions                     9,610,123             12,028,736
      Change in net assets                                                     5,520,213             17,464,253

NET ASSETS:
    Beginning of period                                                      334,300,267            316,836,014
    End of period                                                          $ 339,820,480          $ 334,300,267

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION

          Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At March 31, 1999 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments in the Trust and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

(a)       MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a sub-adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the sub-adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

          U.S. Bank National Association (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18 of 1% on the Trust's net assets.

          For the six months ended March 31, 1999, the Trust incurred fees for advisory and administrative services of $672,954.

          Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

          The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended March 31, 1999, service fees on Class A Shares amounted to $243,005, of which the Distributor received $7,607.

          Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 1999, amounted to $5,707. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 1999, amounted to $1,902. The total of these payments made with respect to Class C Shares amounted to $7,609, of which the Distributor received $5,120.

          Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

          Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the six months ended March 31, 1999, the Distributor received commissions of $85,078 on sales of Class A Shares.

4. PURCHASES AND SALES OF SECURITIES

          During the six months  ended March 31, 1999,  purchases of  securities
and  proceeds  from  the  sales  of  securities   aggregated   $36,140,631   and
$29,555,356, respectively.

          At March 31, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $17,687,869, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $193,209, for a net unrealized appreciation of $17,494,660.

5. PORTFOLIO ORIENTATION

          Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. Although they may have an adverse effect on the general financial condition of these entities and may impair the ability of certain Oregon issuer's to pay interest and principal on their obligations, experience over the history of such amendments would indicate a low probability of this happening.

6. DISTRIBUTIONS

          The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

          The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. Also, annual capital gains distributions, if any, are taxable.

7. EXPENSES

          The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:


                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                  MARCH 31, 1999                      SEPTEMBER 30, 1998
                                            SHARES             AMOUNT             SHARES             AMOUNT
CLASS A SHARES:
    Proceeds from shares sold             1,609,153        $  17,379,193        2,478,110        $  26,612,757
    Reinvested dividends and
      distributions                         475,947            5,137,066          907,937            9,756,708
    Cost of shares redeemed              (1,413,324)         (15,255,277)      (2,903,272)         (31,179,164)
      Net change                            671,776            7,260,982          482,775            5,190,301

CLASS C SHARES:
    Proceeds from shares sold               115,602            1,245,202           50,665              544,808
    Reinvested dividends and
      distributions                           1,596               17,211            1,209               12,994
    Cost of shares redeemed                  (1,229)             (13,335)         (19,993)            (213,501)
      Net change                            115,969            1,249,078           31,881              344,301

CLASS Y SHARES:
    Proceeds from shares sold               124,668            1,344,610          670,706            7,197,540
    Reinvested dividends and
      distributions                           8,155               88,090           14,468              155,493
    Cost of shares redeemed                 (30,891)            (332,637)         (80,210)            (858,899)
      Net change                            101,932            1,100,063          604,964            6,494,134
Total transactions in Trust
    shares                                  889,677        $   9,610,123        1,119,620        $  12,028,736


TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS
(UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       CLASS A(1)
                                               SIX MONTHS
                                                 ENDED                     YEAR ENDED SEPTEMBER 30,
                                                3/31/99    1998      1997      1996      1995     1994

Net Asset Value, Beginning of Period            $10.86    $10.68    $10.49    $10.55    $10.20   $10.95

Income from Investment Operations:
    Net investment income                         0.25      0.53      0.53      0.54      0.55     0.56
    Net gain (loss) on securities (both
      realized and unrealized)                    (.08)     0.19      0.21     (0.05)     0.39    (0.75)

    Total from Investment Operations              0.17      0.72      0.74      0.49      0.94    (0.19)

Less Distributions (note 6):
    Dividends from net investment income         (0.28)    (0.53)    (0.54)    (0.54)    (0.55)   (0.56)
    Distributions from capital gains             (0.02)    (0.01)    (0.01)    (0.01)    (0.04)     -

    Total Distributions                          (0.30)    (0.54)    (0.55)    (0.55)    (0.59)   (0.56)

Net Asset Value, End of Period                   $10.73    $10.86    $10.68    $10.49    $10.55   $10.20

Total Return (not reflecting sales charge)(%)     1.37+     6.90      7.21      4.76      9.52    (1.77)

Ratios/Supplemental Data
    Net Assets, End of Period ($ millions)       325.8       322       312       305       311     316
    Ratio of Expenses to Average Net
      Assets (%)                                 0.71*      0.71      0.73      0.73      0.73     0.70
    Ratio of Net Investment Income to
      Average Net Assets (%)                     4.66*      4.83      5.01      5.15      5.37     5.26
    Portfolio Turnover Rate (%)                    8+         7         5        10        13       11

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                                 0.69*      0.69      0.72      0.72      0.71     0.68

(1) Designated as Class A Shares on April 5, 1996.
+   Not annualized.
*   Annualized.

See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           CLASS C(1)                                  CLASS Y(1)
                                         SIX MONTHS  YEAR      YEAR    PERIOD(2)    SIX MONTHS  YEAR      YEAR    PERIOD(2)
                                           ENDED     ENDED     ENDED     ENDED        ENDED     ENDED     ENDED     ENDED
                                          3/31/99   9/30/98   9/30/97   9/30/96      3/31/99   9/30/98   9/30/97   9/30/96

Net Asset Value, Beginning of Period      $10.85    $10.67    $10.49    $10.34       $10.85    $10.68    $10.49    $10.34

Income from Investment Operations:
    Net investment income                   0.20      0.43      0.43      0.22         0.26      0.54      0.54      0.27
    Net gain (loss) on securities
      (both realized and unrealized)       (0.08)     0.20      0.21      0.15        (0.09)     0.19      0.21      0.15

    Total from Investment Operations        0.12      0.63      0.64      0.37         0.17      0.73      0.75      0.42

Less Distributions (note 6):
    Dividends from net investment
      income                               (0.23)    (0.44)    (0.45)    (0.22)       (0.28)    (0.55)    (0.55)    (0.27)
    Distributions from capital gains       (0.02)    (0.01)    (0.01)      -          (0.02)    (0.01)    (0.01)      -

    Total Distributions                    (0.25)    (0.45)    (0.46)    (0.22)       (0.30)    (0.56)    (0.56)    (0.27)

Net Asset Value, End of Period            $10.72    $10.85    $10.67     $10.49       $10.72    $10.85    $10.68    $10.49

Total Return (not reflecting sales
    charge) (%)                             0.93+      6.00      6.20      3.61+        1.43+      6.96     7.37      4.14+

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ millions)                          2.4       1.2        .8         .3          11.6      10.7     4.0         .2
    Ratio of Expenses to Average Net
      Assets (%)                            1.56*      1.56      1.58       1.56*        0.56*     0.55     0.58       0.58*
    Ratio of Net Investment Income
      to Average Net Assets (%)             3.74*      3.98      4.14       4.17*        4.80*     4.95     5.21       5.35*
    Portfolio Turnover Rate (%)              8+         7         5          10+          8+        7        5          10+

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                            1.53*      1.54      1.57       1.56*        0.54*     0.53     0.57       0.57*

(1) New Class of Shares established on April 5, 1996.
(2) From April 5, 1996 to September 30, 1996.
 +  Not annualized.
 *  Annualized.

See accompanying notes to financial statements.

PREPARING FOR YEAR 2000 (UNAUDITED)

            The Trustees and officers of the Trust have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Trust and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Trust are ready by the beginning of the year 2000.

            The Trust is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Trust's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

            As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Trust will be significantly affected by year 2000 problems.

            We   will   continue   to   keep   you  up-to-date   through  future
communications.